Commitments and Contingencies - Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Jul. 30, 2015 USD ($)
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	$ 410
Long-term service agreements	173
Operating leases	36
Growth	1,013
TransAlta Energy Transition Bill	18	$ 55
Total	3,733
Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	2,048
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	35
2021
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	81
Long-term service agreements	31
Operating leases	4
Growth	509
TransAlta Energy Transition Bill	6
Total	780
2021 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	141
2021 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	8
2022
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	105
Long-term service agreements	37
Operating leases	2
Growth	411
TransAlta Energy Transition Bill	6
Total	718
2022 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	149
2022 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	8
2023
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	101
Long-term service agreements	22
Operating leases	2
Growth	93
TransAlta Energy Transition Bill	6
Total	369
2023 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	137
2023 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	8
2024
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	67
Long-term service agreements	18
Operating leases	1
Growth	0
TransAlta Energy Transition Bill	0
Total	225
2024 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	134
2024 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	5
2025
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	56
Long-term service agreements	10
Operating leases	1
Growth	0
TransAlta Energy Transition Bill	0
Total	206
2025 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	134
2025 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	5
2026
Disclosure of Commitments [Line Items]
Coal supply and mining agreements	0
Long-term service agreements	55
Operating leases	26
Growth	0
TransAlta Energy Transition Bill	0
Total	1,435
2026 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	1,353
2026 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	$ 1